Share-based payments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 Plan is as follows:

No. of options granted, exercised and forfeited	202 3	202 3	202 2	202 2	202 1	202 1
Outstanding at the beginning of the year	7,232,978	87.82	7,780,278	86.13	11,056,100	70.90
Granted during the year	25,000	135.13	195,000	146.23	465,000	118.05
Forfeited during the year	(192,000)	89.64	(238,000)	85.24	(726,000)	81.43
Expired during the year	-	-	-	-	-	-
Exercised during the year	(93,000)	92.60	(504,300)	85.24	(3,014,822)	81.43
Outstanding at the end of the year	6,972,978	92.60	7,232,978	87.82	7,780,278	86.13
Exercisable at the end of the year	5,584,478	92.60	8,771,360	87.82	6,582,070	81.99

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding on March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable on March 31	Weighted average exercise price In ₹
March 31, 2023	66.6 - 230.97	6,972,978	92.60	0.06-4.82 Years	5,584,478	92.60
March 31, 2022	57.66-230.97	7,232,978	87.82	0.8-4.58 Years	8,771,360	87.82
March 31, 2021	57.66 - 152.56	7,780,278	86.13	0.55 - 4.83 years	6,582,070	86.13

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The assumptions used in Black Scholes model to arrive at the fair value on grant date for the options granted during the year are summarised below:

Grant date	Jan 24, 2023
Category	Category III
Current market price	150.14
Exercise price	135.13
Expected term	2-5 years
Volatility	56.67% to 87.91%
Dividend yield	12%
Discount rate	0.9%